Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events

Note 9. Subsequent Events

The Company has completed an evaluation of all subsequent events through May 30, 2025 , the date the unaudited condensed financial statements were issued, to ensure that these unaudited condensed financial statements include appropriate disclosure of events both recognized in the unaudited condensed financial statements and events which occurred but were not recognized in the unaudited condensed financial statements.

In April 2025, the Company borrowed a total of $3.6 million from Prophase, a related party of the Company due to having common executives, pursuant to loan agreements between the Company and Prophase (the “Prophase April 2025 Loans”). The Prophase 2025 Loans bear interest at 6% per annum and are due in May 2025. Given that Prophase is a related party, the Company and Prophase have mutually agreed to defer repayment of the past due loans until a time that is mutually agreed upon by both parties.

Additionally, in April 2025, the Company funded additional advances under the Third Amended Note, of $0.2 million.

Pursuant to the Business Combination Agreement, on April 30, 2025, the Mergers were completed (see Note 1). In connection with the completion of the Mergers, the Amended Note issued to Iris (see Note 7) was netted as Iris and Liminatus are now one consolidated entity.

Subsequent to the Business Combination, $3.4 million of the Prophase April 2025 Loans were converted into funds of the private investment into the combined company.

Note 9. Subsequent Events

The Company has completed an evaluation of all subsequent events through May 6, 2025, the date the financial statements were issued, to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements and events which occurred but were not recognized in the financial statements.

On January 2, 2025 and January 23, 2025, the Company borrowed a total of $0.3 million from Amantes, a related party of the Company due to having common executives, pursuant to loan agreements between the Company and Amanates (the “Amantes January 2025 Loans”). The Amantes January 2025 Loans bear interest at 6% per annum and are due on March 1, 2025 and March 22, 2025, respectively, which may be extended upon mutual agreement of the parties.

On February 12, 2025, the Company borrowed $0.2 million from Prophase, a related party of the Company due to having common executives, pursuant to a loan agreement between the Company and Prophase (the “Prophase February 2025 Loan”). The Prophase February 2025 Loan bears interest at 6% per annum and is due on April 11, 2025, which may be extended upon mutual agreement of the parties.

On March 7, 2025, the Company borrowed $0.2 million from Prophase, a related party of the Company due to having common executives, pursuant to a loan agreement between the Company and Prophase (the “Prophase March 2025 Loan”). The Prophase March 2025 Loan bears interest at 6% per annum and is due on June 6, 2025, which may be extended upon mutual agreement of the parties.

On April 3, 2025, April 14, 2025 and April 15, 2025, the Company borrowed a total of $3.6 million from Prophase, a related party of the Company due to having common executives, pursuant to loan agreements between the Company and Prophase (the “Prophase April 2025 Loans”). The Prophase 2025 Loans bear interest at 6% per annum and are due on May 2, 2025, May 13, 2025, and May 14, 2025, respectively, which may be extended upon mutual agreement of the parties.

On January 7, 2025, February 13, 2024, March 7, 2025, April 3, 2025, and April 24, 2025, the Company funded additional advances under the Amended Note, as discussed in Note 7 to these financial statements, of $4.3 million.

Pursuant to the Business Combination Agreement, on April 30, 2025, the Mergers were completed with Iris surviving the SPAC Merger as a direct wholly-owned subsidiary of ParentCo. In connection with the completion of the Mergers, the Amended Note issued to Iris (see Note 7) were netted as Iris and Liminatus are now one consolidated entity.

Iris
Subsequent Events

Note 12. Subsequent Events

The Company’s management has evaluated subsequent events and transactions that occurred after the unaudited condensed balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events other than the below that would have required adjustment or disclosure in the unaudited condensed financial statements.

On April 3, 2025, the Company obtained additional advances under the Liminatus unsecured promissory note of $200,000, which resulted in a total outstanding principal balance of $4,443,500

Pursuant to the Business Combination Agreement, on April 30, 2025, the Mergers were completed (see Note 1). In connection with the completion of the Mergers, the Liminatus unsecured promissory was netted as Iris and Liminatus are now one consolidated entity.

Upon the consummation of the Business Combination, $9,160,000 in deferred underwriting fees were settled, of which $7,000,000 will be settled in common shares of the combined company upon the earlier of (i) 180 days from the consummation of the Business Combination, and (ii) the Company’s next share offering, $500,000 was settled in cash and $1,660,000 was waived and no longer payable. The remaining $500,000 will be settled upon the earlier of the consummation of the combined company’s next share offering, or in six months from the date of the business combination.

Upon the consummation of the Business Combination, on April 30, 2025, the combined company remitted payment to Benjamin Securities, Inc. in the amount of $500,250 in connection with the capital markets advisory agreement.

On May 1, 2025, the Company paid $702,359 to the shareholders whom redeemed their shares on March 4, 2025.

NOTE 12. SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events other than the below that would have required adjustment or disclosure in the financial statements.

On January 7, 2025, the Company obtained additional advances under the Liminatus unsecured promissory note of $250,000, which resulted in a total outstanding principal balance of $3,918,500.

On February 3, 2025, the Company paid $739,195 to the shareholders whom redeemed their shares on December 20, 2024.

On February 3, 2025, the Company withdrew $15,000 from the Trust account for the payment of taxes.

On February 13, 2025, the Company obtained additional advances under the Liminatus unsecured promissory note of $125,000 which resulted in a total outstanding principal balance of $4,043,500.

On March 4, 2025, stockholders holding 59,844 public shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.74 per share, for an aggregate redemption amount of approximately $702,359.

On March 7, 2025, the Company obtained additional advances under the Liminatus unsecured promissory note of $200,000 which resulted in a total outstanding principal balance of $4,243,500.

On March 31, 2025, the Board of Directors extended the date by which the Company must complete a Business Combination to June 30, 2025.

On April 3, 2025, the Company obtained additional advances under the Liminatus unsecured promissory note of $200,000 which resulted in a total outstanding principal balance of $4,443,500.